CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $) In Thousands, except Share data	Total USD ($)		Common Stock	Additional Paid in Capital USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive (Loss) Income USD ($)
Balance at Dec. 31, 2011	$ 41,849				$ 42,602	$ (753)
Balance, in shares at Dec. 31, 2011			33,000,000
Net equity transactions with Cash America	(4,792)				(4,792)
Net Income	58,872				58,872
Foreign currency translation (loss) gain	1,487	[1]				1,487
Balance at Dec. 31, 2012	97,416				96,682	734
Balance, in shares at Dec. 31, 2012			33,000,000
Net equity transactions with Cash America	(4,773)				(4,773)
Net Income	78,038				78,038
Foreign currency translation (loss) gain	2,367	[1]				2,367
Balance at Dec. 31, 2013	173,048				169,947	3,101
Balance, in shares at Dec. 31, 2013			33,000,000
Stock-based compensation expense	294			294
Net equity transactions with Cash America	(2,373)				(2,373)
Net Income	111,671				111,671
Dividend paid to Cash America ($3.71 per share)	(122,384)				(122,384)
Foreign currency translation (loss) gain	(6,272)	[1]				(6,272)
Balance at Dec. 31, 2014	$ 153,984			$ 294	$ 156,861	$ (3,171)
Balance, in shares at Dec. 31, 2014			33,000,000

[1]	Net of tax benefit (provision) of $4,011, $(1,322) and $(836) for the years ended December 31, 2014, 2013 and 2012, respectively.